Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
General and administrative costs	$ 199,554		$ 347,476		$ 10,113	$ 138,115
Operating loss	(199,554)		(347,476)		(10,113)	(138,115)
Other Income
Interest income on investments held in trust account	815,850		1,575,497			493,020
Change in derivative liability						25,906
Total other income	815,850		1,575,497			518,926
Net income	$ 616,296		$ 1,228,021		(10,113)	380,811
Weighted average ordinary shares outstanding, basic	6,600,000	1,500,000	6,600,000	1,500,000
Weighted average ordinary shares outstanding, diluted	6,600,000	1,500,000	6,600,000	1,500,000
Basic net income per ordinary share	$ 0.07	$ 0.00	$ 0.14	$ 0.00
Diluted net income per ordinary share	$ 0.07	$ 0.00	$ 0.14	$ 0.00
Ordinary Shares not Subject to Redemption [Member]
Other Income
Net income	$ 165,167		$ 329,110		$ (10,113)	$ 221,497
Weighted average ordinary shares outstanding, basic	2,416,000		2,416,000		1,725,000	1,865,478
Weighted average ordinary shares outstanding, diluted	2,416,000		2,416,000		1,725,000	1,865,478
Basic net income per ordinary share	$ 0.07	$ 0.00	$ 0.14	$ 0.00	$ (0.01)	$ 0.12
Diluted net income per ordinary share	$ 0.07	$ 0.00	$ 0.14	$ 0.00	$ (0.01)	$ 0.12
Ordinary Shares Subject to Redemption [Member]
Other Income
Net income	$ 451,129		$ 898,911			$ 159,314
Weighted average ordinary shares outstanding, basic	6,600,000	1,500,000	6,600,000	1,500,000		1,341,758
Weighted average ordinary shares outstanding, diluted	6,600,000	1,500,000	6,600,000	1,500,000		1,341,758
Basic net income per ordinary share	$ 0.07	$ 0.00	$ 0.14	$ 0.00		$ 0.12
Diluted net income per ordinary share	$ 0.07	$ 0.00	$ 0.14	$ 0.00		$ 0.12